Discontinued Operations	9 Months Ended
Sep. 30, 2016
Discontinued Operations
Discontinued Operations

Note 26 – Discontinued Operations

In the fourth quarter of 2015, Sutherland Asset Management Corporation (the “Company”) commenced marketing the potential sale of Silverthread Falls, LLC (“Silverthread”). Silverthread engages in real estate brokerage and advisory services. In the fourth quarter of 2015, the Company determined Silverthread should be classified as held-for-sale due to management’s intent to sell the segment, the availability and active marketing of the segment for immediate sale and the high probability of a successful sale. The Company concluded that it would not receive continuing cash flows from Silverthread and there would be no continuing involvement by the Company. Additionally, the sale of Silverthread represents a complete exit from the real estate brokerage business. The Company has concluded that the exit from the real estate brokerage business results in a strategic shift in the operations of the Company. Therefore, the Company has included Silverthread in discontinued operations.

The sale of the Silverthread closed in May of 2016, with an effective economic date of March 1, 2016.  Under the terms of the purchase agreement, the Company will an amount equal to three times the 2017 earnings of the Silverthread, as defined in the purchase agreement, with a guaranteed minimum payment of $6 million.  Such amount will be reduced by 50% of contingent goodwill payments made by the buyer from March 1, 2016 through December 31, 2017.  The Company’s best estimate, at this time, is that there will not be any changes to the contingent consideration. In addition, the Company will be reimbursed by the buyer for any advances made to Silverthread between March 1, 2016 and the closing date.  The net estimated receivable of $7.2 million is included in Receivable from Third Parties on the Consolidated Balance Sheet as of September 30, 2016.  The operating results during the three months ended September 30, 2016 did not have a material impact on our unaudited consolidated financial statements.

The following is a reconciliation of the carrying amounts of major classes of assets and liabilities of the discontinued segment that are separately presented on the consolidated balance sheets.

(In Thousands)	September 30, 2016	December 31, 2015
Assets:
Cash and cash equivalents	$—	$1,073
Other assets:
Sales commission receivable	—	3,261
Fixed assets	—	1,060
Prepaid insurance expense	—	37
Security deposit	—	99
Other	—	207
Goodwill	—	5,588
Total Assets	$—	$11,325
Liabilities:
Accrued salaries, wages and commissions	—	2,783
Accounts payable and other accrued liabilities
Contingent liabilities related to business combinations	—	3,424
Other	—	679
Total Liabilities	$—	$6,886

The primary components of discontinued operations are detailed in the table below:

	Three Months Ended September 30,		Nine Months Ended September 30,
(In Thousands)	2016	2015	2016	2015
Other income (expense)
Commission income	—	3,991	2,984	11,396
Property management income	—	408	263	1,443
Other	—	50	16	140
Total other income	—	4,449	3,263	12,979
Employee compensation and benefits	—	(1,285)	(1,071)	(3,702)
Professional fees	—	(179)	(138)	(411)
Allocated employee compensation from related party	—	(12)	—	(44)
Management fees – related party	—	(37)	—	(96)
Incentive fees – related party	—	(14)	—	(28)
Operating expenses
Commission expense	—	(2,454)	(1,844)	(7,207)
Technology expense	—	(221)	(171)	(646)
Rent expense	—	(341)	(268)	(1,025)
Tax expense	—	(5)	(3)	(22)
Recruiting, training, and travel expenses	—	—	(46)	—
Marketing expense	—	(31)	(29)	(31)
Other	—	(727)	(536)	(2,450)
Total other operating expenses	—	(3,779)	(2,897)	(11,381)
Gain on sale	—	—	267	—
Loss before income tax benefit	—	(857)	(576)	(2,683)
Income tax benefit	—	1,243	225	3,740
Gain (loss) on discontinued operations presented on the statements of income	$—	$386	$(351)	$1,057